FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Trade payables (Details) - Trade accounts payable and accrued liabilities - Liquidity risk - CAD ($) $ in Thousands	Mar. 31, 2026	Mar. 31, 2025
Disclosure of detailed information about financial instruments [line items]
Accounts payable and accrued liabilities	$ 235,286	$ 267,179
1 – 30 days
Disclosure of detailed information about financial instruments [line items]
Accounts payable and accrued liabilities	180,277	189,242
31 – 60 days
Disclosure of detailed information about financial instruments [line items]
Accounts payable and accrued liabilities	23,500	35,959
61 – 90 days
Disclosure of detailed information about financial instruments [line items]
Accounts payable and accrued liabilities	15,159	21,209
Over 90 days
Disclosure of detailed information about financial instruments [line items]
Accounts payable and accrued liabilities	$ 16,350	$ 20,769